Long-term debt (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended					3 Months Ended		3 Months Ended			3 Months Ended	1 Months Ended
	Mar. 31, 2012 rate	Dec. 31, 2011 rate	Mar. 31, 2011 rate	Mar. 31, 2012 Nonconvertible debentures	Dec. 31, 2011 Nonconvertible debentures	Mar. 31, 2012 2nd Series debenture	Dec. 31, 2011 2nd Series	Mar. 31, 2012 2nd Series CDI	Mar. 31, 2012 Tranche B debenture	Dec. 31, 2011 Tranche B	Mar. 31, 2012 Tranche B IGP-DI	Apr. 30, 2012 Notes due 2022	Jan. 31, 2012 Notes due 2022
Non-convertible debentures denominated in Brazilian Reais
Issued (in debentures)						400,000			5
Outstanding (in debentures)						400,000			5
Maturity						November 20, 2013
Reference rate for variable interest rate	LIBOR							100% CDI			IGP-DI
Non-convertible debentures, margin rate (as a percent)								0.25%			6.50%
Balance	$ 2,643	$ 2,531				$ 2,267	$ 2,167		$ 376	$ 364
Long-term portion				2,560	2,505
Accrued charges				83	26
Indexation rates applied to debt
TJLP - Long-Term Interest Rate (effective rate as a percent)	1.50%	1.50%	(4.50%)
IGP-M - General Price Index - Market (in rates)	0.6	0.9	2.4
Appreciation (devaluation) of Real against US dollar (in rates)	2.0	(0.7)	2.3
Notes issued												$ 1,250	$ 1,000
Sale price of bonds as percentage of face value												101.345%	98.804%
Coupon rate of the bond issued (as a percent)												4.375%	4.375%